SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Acquisition of The Fitness Container, LLC

On June 1, 2020 the Company signed an agreement for the acquisition of a majority interest in San Diego based manufacturing company The Fitness Container, LL dba “Aire Fitness” www.airefitness.com for 500,000 shares of common stock in TPTW, vesting and issuable after the common stock reaches at least a $1.00 per share closing price in trading, a $500,000 promissory note payable primarily out of future capital raising and a 10% of gross profit royalty from sales of drive through lab operations for the first year. Aire Fitness, in which TPTW will own 75%, will operate under TPTW‘s Medical division, TPT MedTech. Aire Fitness, is a California LLC founded in 2014 focused on custom designing, manufacturing, and selling high-end turnkey outdoor fitness studios. Aire Fitness has contracted with YMCAs, Parks and Recreation departments, Universities and Country Clubs which are currently using its mobile gyms.  Aire Fitness’ existing and future clients will be able to take advantage of TPTW’s upcoming Broadband, TV and Social Media platform to offer virtual classes utilizing the company’s mobile gyms. The agreement included an employment agreement for Mario Garcia, former principal owner, which annual employment is to be at $120,000 plus customery employee benefits.

Rennova Subsidiaries Merger with InnovaQor

On June 10, 2020, the Company entered into an agreement with Rennova Health, Inc. (“Rennova Health”) to merge Rennova Health’s software and genetic testing interpretation divisions, Health Technology Solutions, Inc. (“HTS”) and Advanced Molecular Services Group, Inc., (“AMSG”) into a public company (target) after TPTW completes a merger of its wholly owned subsidiary, InnovaQor, Inc. with this target.

The parties anticipate the steps as defined in the agreement to be completed in the 3rd quarter resulting in the target public company being called InnovaQor, Inc. and filing whatever documents are required to be a fully reporting public company. The public company (“InnovaQor”) will own certain assets and technology from TPTW’s proprietary live streaming communication technology and the technology and software developed and owned by HTS and AMSG. The combination of these fully developed assets will facilitate the creation of a next generation telehealth type platform. This platform will combine telehealth with EHR like capabilities and facilitate a patient’s immediate access to healthcare including their local hospital or doctors, for initial consultation, scheduling of appointments and follow on care.

Completion of the agreement is subject to a number of approvals and consents which need to be secured to complete the transaction. Subject to the relevant SEC approvals it is intended that TPTW shareholders will receive approximately 5M common shares in InnovaQor. TPTW’s intent is to distribute 2.5M of these common shares to its shareholders at a date to be determined in the future. Rennova Health will receive 1M Class A Supermajority Voting Preferred Shares, as well as 2.2M of Series B non-voting shares, except in certain circumstances, with certain designation rights, lock up agreements and other specifications as outlined in the agreement in return for the equity in HTS and AMSG. All debts and liabilities of HTS and AMSG owed to Rennova Health of approximately $22M will be eliminated as part of the equity issuance in InnovaQor. TPTW will end up with a minority interest in InnovaQor. Rennova Health will be responsible to appoint management to the project. It is intended that 1M common shares will vest to management. There can be no assurance that the transaction as described will close successfully or that terms including numbers or values for consideration shares will not change significantly before closing

TPTW will deliver to InnovaQor a standalone backend and front-end telemedicine technology platform utilizing code from TPTW’s TV and Social Media Platform. TPTW is also to grant to InnovaQor a license to utilize and further develop a portion of TPTW’s Streaming Platform to create a telemedicine application for InnovaQor. This is estimated to cost approximately $3.5M, which InnovaQor will pay to TPTW as a licensing deal outlined in the agreement.

Rennova Health is a vertically integrated provider of industry-leading diagnostics and supportive software solutions to healthcare providers that has transitioned its core business from diagnostics to rural hospital ownership over the past three years.

Software Licensing Agreement

On July 10, 2020, the Company entered into a Software Licensing Agreement (“Licensing Agreement”) with its newly formed subsidiary InnovaQor, Inc (“InnovaQor”). The Agreement allows InnovaQor to unitize features from TPTW’s TV and Social Media platform “Viewme Live.” InnovaQor will incorporate streaming features with a Laboratory Information System platform. The Software Licensing Agreement is estimated to cost approximately $3.5M, which funds are anticipated to come from future capital raising activities. The Company also received 5,000,000 common shares of InnovaQor as part of the formation of InnovaQor and Licensing Agreement.

The Software Licensing Agreement with InnovaQor is another step to the relationship created recently with Rennova Health, Inc. in which both TPTW and Rennova Health, Inc. are working together to create a telemedicine joint venture announced June 11, 2020, which joint venture is intended to be part of a public company as a vehicle for raising capital

InnovaQor Merger with Southern Plains

On July 21, 2020, InnovaQor, a wholly-owned subsidiary of the Company, entered into a Merger Agreement with the publicly traded company Southern Plains Oil Corp. (OTCBB: SPLN). Subject to closing conditions which are primarily consents and approvals from SPLN’s Board of Directors, the SPLN Merger moves the Company’s subsidiary InnovaQor one step closer to completing the recently executed Asset Purchase Agreement with Rennova Health Inc. The Merger Agreement when closed, also positions InnovaQor to trade on the OTC Market Exchange once the closing conditions are met, merger is completed, and TPT Global Tech and InnovaQor file for a name change, new trading symbol and receive final approval from the FINRA. After closing of the SPLN Merger, the Company will end up with 5,000,000 common shares out of a total of 5,401,567 common shares to be outstanding.

Acquisition of EPIC Reference Labs, Inc.

On August 6, 2020, TPT MedTech signed a binding letter of intent with Rennova to acquire EPIC Reference Labs, Inc. (“EPIC”), wholly owned subsidiary of Rennova, for $750,000, comprised of a deposit of $25,000 within five days of signing and the remainder due either from 20% of net proceeds received from fund raising that the Company has initiated and as evidence by SEC Filings or a minimum payment of $25,000 per month until paid in full. The first $25,000 payment under the second option will be payable in September 2020. All defined laboratory equipment and a $100,000 lease deposit were excluded from the sales price. All liabilities incurred up to signing are to be discharged. Receivables existing at signing are to be 100% ownership of Rennova. There are no other significant assets. This acquisition will allow TPT MedTech to own a license to operate medical testing facilities.

Subsequent events were reviewed through the date the financial statements were issued.

Debt and Advances

On February 25, 2020, the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“Advantage Merchant Agreement”). The balance to be purchased and sold is $716,720 for which the Company received $500,000, net of fees. Under the Financing Agreement, the Company will pay $14,221 per week for 50 weeks. The Advantage Merchant Agreement includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

In addition, the Company agreement to a Secured Promissory Note with a third party for $90,000 dated February 14, 2020. The Secured Promissory Note is secured by the assets of the Company and is due June 14, 2020 or earlier in case the Company is successful in raising other monies and carries an annual interest rate of 10% payable with the principal. The Secured Promissory Note is also convertible at the option of the holder into an equivalent amount of Series D Preferred Stock. The Secured Promissory Note also includes a guaranty by the CEO of the Company, Stephen J. Thomas III.

Some of the funds from the Advantage Merchant Agreement and the Secured Promissory Note were used to pay off the remaining balance of $97,000, including premium and accrued interest, of the Convertible Promissory Notes with JSJ Investments and the remaining Convertible Promissory Note to Geneva Roth of $63,086, including premium and accrued interest.

Bridge Internet Acquisition

On March 6, 2020, the executed an Acquisition and Purchase Agreement (“Agreement”) dated March 6, 2020 with Bridge Internet, LLC (“Bridge Internet”), a Delaware Limited Liability Company. The Company acquired 75% of Bridge Internet for 8,000,000 shares of common stock of TPT Global Tech, Inc., 4,000,000 common shares issued to Sydney “Trip” Camper immediately and 4,000,000 common shares which vest equally over two years. As sufficient funding is raised by the Company, defined as approximately $3,000,000, marketing funds of up to $200,000 per quarter for the next year from date of signing Agreement will be provided. Tower industry Veteran, Founder and CEO of Bridge Internet, Sydney “Trip” Camper, will retain the remaining 25% of Bridge Internet and stay on as the CEO, as well as become the acting CEO of TPT Speed Connect LLC, the Company’s wholly owned subsidiary TPT SpeedConnect, LLC. A formal employment agreement and biographical information for Sydney “Trip” Camper will be filed in a separate Form 8-K once completed.

Bridge Internet offers a Joint Venture (JV) business model to Municipalities, Cooperatives and Individual Territory Owners throughout the United States. It currently has no revenues. As a territorial, duplicatable, wireless internet service provider, this is a unique opportunity for potential JV partners to join an incredible revenue sharing business model. It is very easy for Municipalities, Cooperatives or Individual Owners to start JV businesses with Bridge Internet to provide their communities with state-of-the-art High-Speed Internet, Voice and IPTV services. The internet is a commodity many take for granted but for those with limited access every day is an unnecessary struggle. With millions of rural Americans struggling to find a reliable internet provider, Bridge Internet will help make a difference in people’s lives by providing access to online classes, healthcare, news and entertainment.

Convertible Promissory Notes

Subsequent to December 31, 2019, there have been $216,010 of principal and $99,088 of accrued interest for a total of $315,098 of convertible promissory notes that have been converted to 615,568,695 common shares. See Note 5 related to debt financing arrangements. These conversions have significantly increased the amount of common shares outstanding since December 31, 2019.

COVID-19

In December 2019, COVID-19 emerged and has subsequently spread worldwide. The World Health Organization has declared COVID-19 a pandemic resulting in federal, state and local governments and private entities mandating various restrictions, including travel restrictions, restrictions on public gatherings, stay at home orders and advisories and quarantining of people who may have been exposed to the virus. After close monitoring and responses and guidance from federal, state and local governments, in an effort to mitigate the spread of COVID-19, around March 18, 2020 for an indefinite period of time, the Company closed its Blue Collar office in Los Angeles, California and its TPT SpeedConnect offices in Michigan, Idaho and Arizona.  Most employees are working remotely, however this is not possible with certain employees and all subcontractors that work for Blue Collar. The Company continues to monitor developments, including government requirements and recommendations at the national, state, and local level to evaluate possible extensions to all or part of such closures.

The Company is attempting to take advantage of the stimulus offerings but has not solidified anything on this yet.  On February 25, 2020, the Company entered the Advantage Merchant Agreement, mentioned above, and received $500,000, net of fees.   The Company is also in the process of trying to raise debt and equity financing, some of which may have to be used for working capital shortfalls if revenues decrease significantly because of the COVID-19 closures.

As the COVID-19 pandemic is complex and rapidly evolving, the Company's plans as described above may change. At this point, we cannot reasonably estimate the duration and severity of this pandemic, which could have a material adverse impact on our business, results of operations, financial position and cash flows.